SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended	0 Months Ended	2 Months Ended
	Dec. 31, 2014	Apr. 01, 2015	Feb. 28, 2015
SUBSEQUENT EVENTS [Line Items]
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering	$ 200,000
Subsequent Event [Member]
SUBSEQUENT EVENTS [Line Items]
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering		$ 212,000	$ 380,000